May 15, 2000



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:  Principal Variable Contracts Fund, Inc.
     File No. 02-35570

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of prospectus that would have been filed on behalf of th-e Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendments, which are the most recent amendments on such Registration Statement and was filed electronically on April 26, 2000.

Comments or questions concerning this certificate may be directed to Kathy Arterburn at 1-800-451-5447, ext. 75477.

Very truly yours

/s/ Kathy Arterburn

Kathy Arterburn
Registered Products Associate

/ksa